Document and Entity Information	Aug. 13, 2020
Cover [Abstract]
Entity Registrant Name	JETBLUE AIRWAYS CORP
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001158463
Document Type	8-K
Document Period End Date	Aug. 13, 2020
Entity Incorporation State Country Code	DE
Entity File Number	000-49728
Entity Tax Identification Number	87-0617894
Entity Address, Address Line One	27-01 Queens Plaza North
Entity Address, City or Town	Long Island City
Entity Address, Postal Zip Code	11101
City Area Code	(718)
Local Phone Number	286-7900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	JBLU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false